Offerings - Offering: 1	Nov. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value
Amount Registered | shares	2,162,052
Proposed Maximum Offering Price per Unit	51.50
Maximum Aggregate Offering Price	$ 111,345,678.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,376.84
Offering Note	Calculated in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act") based on the actual offering price. This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the registrant's Registration Statement on Form S-3ASR (File No. 333-291507), which was filed on November 13, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.